Net Loans and Other Financing	12 Months Ended
Dec. 31, 2018
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Net Loans and Other Financing

NOTE 11. NET LOANS AND OTHER FINANCING

“Net Loans and Other Financing” break down as follows as of the indicated dates:

	12.31.18	12.31.17	01.01.17
Non-financial Public Sector	11,777	8,532	26,457
Argentine Central Bank	533	3,604	5,318
Financial Institutions	7,942,382	6,938,664	5,106,758
Loans	7,942,382	6,938,664	5,106,758
Non-financial Private Sector and Residents Abroad	290,412,186	286,639,194	249,251,684
Loans	283,543,722	280,870,810	244,082,260
Overdrafts	14,430,578	16,680,960	18,501,897
Promissory Notes	36,020,263	52,455,181	46,613,651
Mortgage Loans	11,793,007	8,435,337	4,013,513
Collateralized Loans	997,958	1,591,432	1,249,027
Personal Loans	29,144,931	34,632,328	24,365,344
Credit Card Loans	113,395,362	125,176,057	129,153,045
Other Loans	74,793,302	44,962,639	23,313,178
Accrued Interest, Adjustments and Quotation Differences Receivable	5,388,298	335,344	(703,302)
Documented Interest	(2,419,977)	(3,398,468)	(2,424,093)
Financial Leases	2,198,047	2,475,878	1,731,448
Other Financing	4,670,417	3,292,506	3,437,976
Less: Allowances	(15,656,810)	(9,235,235)	(8,686,796)

Total	282,710,068	284,354,759	245,703,421

Classification of “Loans and Other Financing” by status and collateral in Schedule B.

The concentration of “Net Loans and Other Financing” is detailed in Schedule C.

The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.

The analysis of risk of “Loans and Other Financing” is disclosed in Note 46.

Related-party information is disclosed in Note 52.